Goodwill (Details) - Schedule of allocation of goodwill - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Goodwill (Details) - Schedule of allocation of goodwill [Line Items]
Goodwill	$ 6,803	$ 6,863	[1]	$ 7,020
Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.) [Member]
Goodwill (Details) - Schedule of allocation of goodwill [Line Items]
Goodwill	549	549
Biokemical S.A. de C.V. [Member]
Goodwill (Details) - Schedule of allocation of goodwill [Line Items]
Goodwill	5,242	5,241
Rymco S.A. [Member]
Goodwill (Details) - Schedule of allocation of goodwill [Line Items]
Goodwill	$ 1,012	$ 1,073

[1]	Refer to Note 2.4